Operating expense - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges	$ 6,752	$ 0	$ (6,752)
Manufacturing Of Antibodies
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Gain from reversal of inventory impairment charges			$ 1,700